Remuneration and other benefits paid to the Bank’s directors and senior managers - Schedule summarising remuneration related to provisions for retirement pensions and supplementary benefits (Details) - Directors - EUR (€)
€ in Thousands
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Provisions for employee benefits	€ 1,892	€ 1,825
Ana Botín
Disclosure of transactions between related parties [line items]
Provisions for employee benefits	1,081	1,041
José Antonio Álvarez
Disclosure of transactions between related parties [line items]
Provisions for employee benefits	€ 811	€ 783